COMMITMENTS AND GUARANTEES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating leases, future minimum payments due: [Abstract]
2016	$ 54
2017	49
2018	40
2019	25
2020	23
Thereafter	146
Total aggregate rental expense under operating leases	$ 71	$ 76	$ 79